Significant contingent liabilities and unrecognized contract commitments - Additional Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Capital commitments [abstract]
Amounts guaranteed by the financial institutions	$ 135,600	$ 137,700